FIXED ASSETS	12 Months Ended
Dec. 31, 2020
FIXED ASSETS
FIXED ASSETS

NOTE 20 - FIXED ASSETS, NET

Property, plant and equipment items refer substantially to the infrastructure for generating electricity from non-extended concessions and corporate assets. The most significant additions refer to subsidiaries Eletronuclear and Furnas.

The following shows the movement of property, plant and equipment:

	Balance on	Addition	Write-offs /			Balance on
	12/31/2019	/ Constitution	reversals	Depreciation	Transfers	12/31/2020
Fixed assets in service
Dams, reservoirs and water mains	6,931,726	94,218	(37,741)	(377,395)	78,746	6,689,554
Buildings, civil works and improvements	3,282,430	2,367	(3,999)	(190,430)	34,167	3,124,535
Machines and equipment	13,067,839	879	(485,758)	(1,076,178)	520,017	11,928,760
Others (b)	340,105	(152,414)	(2,573)	(32,161)	65,495	218,452
Impairment (a)	(2,643,377)	(913,916)	606,826	—	—	(2,852,428)
	20,978,723	(968,866)	76,755	(1,676,164)	698,425	19,108,873

Fixed assets in progress	15,794,896	2,283,860	(254,330)	—	(665,051)	17,159,375
Impairment (a)	(4,713,040)	—	—	—	—	(4,713,040)
	11,081,856	2,283,860	(254,330)	—	(665,051)	12,446,335
Right of Use
Fixed assets in service
Buildings, civil works and improvements	219,192	99	(18,840)	(43,550)	—	156,901
Machines and equipment	1,031,839	2,363	(14,424)	(72,843)	—	946,935
Others (b)	4,264	93	—	(489)	—	3,868
	1,255,295	2,555	(33,264)	(116,882)	—	1,107,704

Total	33,315,874	1,317,549	(210,839)	(1,793,046)	33,374	32,662,912

	Balance on	Addition /	Write-offs /			Balance on
	12/31/2018	Constitution	reversals	Depreciation	Transfers	12/31/2019
Fixed assets in service
Dams, reservoirs and water mains	7,220,782	5,716	—	(309,769)	14,997	6,931,726
Buildings, civil works and improvements	3,432,009	11,148	—	(171,285)	10,558	3,282,430
Machines and equipment	14,132,898	545,073	(8,943)	(1,060,341)	(540,848)	13,067,839
Others (b)	593,224	845	(225,642)	(18,766)	(9,556)	340,105
Impairment (a)	(3,179,262)	(144,637)	680,522	—	—	(2,643,337)
	22,199,651	418,145	445,937	(1,560,161)	(524,849)	20,978,723

Fixed assets in progress	14,421,659	3,107,184	(1,171,379)	(19,783)	(542,785)	15,794,896
Impairment (a)	(4,250,918)	(462,122)	—	—	—	(4,713,040)
	10,170,741	2,645,062	(1,171,379)	(19,783)	(542,785)	11,081,856
Right of Use *
Fixed assets in service
Buildings, civil works and improvements	—	274,505	(3,208)	(52,105)	—	219,192
Machines and equipment	—	125,323	—	(86,203)	992,719	1,031,839
Others (b)	—	4,805	—	(542)	—	4,264
	—	404,633	(3,208)	(138,850)	992,719	1,255,295

Total	32,370,392	3,467,840	(728,650)	(1,718,794)	(74,915)	33,315,874

	Balance on	Addition /	Write-offs /				Balance on
	12/31/2017	Constitution	reversals	Depreciation	Transfers	Held for sale	12/31/2018
Fixed assets in service
Dams, reservoirs and water mains	7,561,599	5,333	—	(355,568)	9,419	—	7,220,783
Buildings, civil works and improvements	3,736,082	14,077	(3,242)	(202,441)	6,258	(118,725)	3,432,009
Machines and equipment	16,530,172	650,705	(139,698)	(1,099,469)	637,762	(2,446,574)	14,132,898
Others (b)	318,104	225,881	(3,892)	(27,474)	27,345	53,260	593,224
Impairment (a)	(4,200,016)	(68,395)	791,229	—	—	297,920	(3,179,262)
	23,945,941	827,601	644,397	(1,684,952)	680,784	(2,214,119)	22,199,651

Fixed assets in progress	14,124,525	1,661,302	(21,597)	—	(1,146,706)	(195,866)	14,421,659
Impairment (a)	(10,104,629)	(652,576)	6,506,287	—	—	—	(4,250,918)
	4,019,896	1,008,726	6,484,690	—	(1,146,706)	(195,866)	10,170,741

Total	27,965,837	1,836,327	7,129,087	(1,684,952)	(465,922)	(2,409,985)	32,370,392

* As of December 31, 2018, the Company had leases classified within the group of machines and equipment, and with the adoption of IFRS 16 it reclassified the items to the right use group, to better reflect the disclosure.

Average depreciation rate and historical cost:

	12/31/2020				12/31/2019
	Average				Average
	depreciation	Historical	Accumulated		depreciation	Historical	Accumulated
	rate pa	cost	depreciation	Net value	rate pa	cost	depreciation	Net value
Fixed assets in service
Dams, reservoirs and water mains	2.16%	15,389,704	(8,700,150)	6,689,554	2.14%	15,310,958	(8,379,232)	6,931,726
Buildings, civil works and improvements	2.67%	8,265,536	(5,141,001)	3,124,535	2.54%	7,027,708	(3,745,278)	3,282,430
Machines and equipment	4.06%	40,448,965	(28,520,205)	11,928,760	4.33%	29,226,727	(16,158,889)	13,067,839
Others (b)	5.14%	1,180,992	(962,540)	218,452	2.55%	653,952	(313,847)	340,105
		65,285,197	(43,323,896)	21,961,301		52,219,345	(28,597,246)	23,622,099

Fixed assets in progress		17,159,375	—	17,159,375		15,794,896	—	15,794,896
		17,159,375	—	17,159,375		15,794,896	—	15,794,896
Right of Use
Fixed assets in service
Buildings, civil works and improvements	4.36%	252,640	(95,739)	156,901	6.89%	271,297	(52,105)	219,192
Machines and equipment	4.45%	1,858,606	(911,671)	946,935	5.04%	1,856,245	(824,406)	1,031,839
Others (b)	2.28%	4,455	(587)	3,868	4.34%	4,805	(542)	4,264
		2,115,701	(1,007,997)	1,107,704		2,132,348	(877,053)	1,255,294

Total		84,560,273	(44,331,893)	40,228,380		70,146,589	(29,474,299)	40,672,290

(a)	Further details can be seen in note 22.
(b)	The amount is substantially comprised of land, vehicles and furniture and special utensils and obligations.

It is worth mentioning that the amounts shown in the table are gross from the provision for impairment.

Accounting policy

Property, plant and equipment is measured at historical cost less accumulated depreciation. The historical cost includes the expenses directly attributed to the acquisition of the assets, and also includes, in the case of qualifying assets, the costs of capitalized loans in accordance with the Company's accounting policy. Such fixed assets are classified in the appropriate categories of fixed assets when completed and ready for the intended use.

Property, plant and equipment items refer substantially to the infrastructure for generating electricity from non-extended concessions and corporate assets.

The depreciation of these assets begins when they are ready for use and in operation.  Depreciation is recognized, measured based on the estimated useful life of each asset using the straight-line method, so that the cost less its residual value after its useful life is fully written off. The Company considers that the estimated useful life of each asset is similar to the depreciation rates determined by ANEEL, which are considered by the market to be acceptable for adequately expressing the useful life of the assets.

Right-of-use assets are depreciated over their expected useful lives in the same way as own assets or for a shorter period, if applicable, according to the terms of the lease agreement in question.